Document and Entity Information	Aug. 15, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001880438
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 15, 2024
Entity Registrant Name	AN2 THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41331
Entity Tax Identification Number	82-0606654
Entity Address, Address Line One	1800 El Camino Real
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94027
City Area Code	(650)
Local Phone Number	331-9090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	ANTX
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Stock, par value $0.00001 per share
Trading Symbol	ANTX
Security Exchange Name	NASDAQ